BUSINESS COMBINATION (Schedule of Purchase Price Allocation) (Details) kr in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 USD ($)
Cash	$ 36
Accounts receivable	175
Fixed assets	108
Goodwill	232
Total identifiable assets acquired	565
Accouts payable assets acquired	23
Total liabilities assumed	339
Total identifiable assets acquired and liabilities assumed	226
Danish Krone
Cash | kr		kr 3,161
Accounts receivable | kr		3,219
Other receivables | kr		124
Fixed assets | kr		665
Goodwill | kr		4,478
Total identifiable assets acquired | kr		11,647
Accouts payable assets acquired | kr		1,647
Total liabilities assumed | kr		1,647
Total identifiable assets acquired and liabilities assumed | kr		kr 10,000
United States of America, Dollars
Cash	499
Accounts receivable	508		$ 284
Other receivables	20
Fixed assets	105		26
Goodwill	707
Total identifiable assets acquired	1,839		853
Accouts payable assets acquired	260		53
Total liabilities assumed	260		113
Total identifiable assets acquired and liabilities assumed	$ 1,579		$ 740